INCOME AND SOCIAL CONTRIBUTION TAXES - Tax Asset Not Booked (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Domestic
INCOME AND SOCIAL CONTRIBUTION TAXES
Unused tax losses for which no deferred tax asset recognised	R$ 312,741	R$ 317,889
Foreign
INCOME AND SOCIAL CONTRIBUTION TAXES
Unused tax losses for which no deferred tax asset recognised	1,137,548	857,215
Unused tax credits for which no deferred tax asset recognised	R$ 360,152	R$ 349,072